Debt and Other Financing Arrangements - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Annual aggregate long-term debt maturities - 2019			$ 0
Annual aggregate long-term debt maturities - 2020			20,000,000
Annual aggregate long-term debt maturities - 2021			0
Annual aggregate long-term debt maturities - 2022			601,000,000
Annual aggregate long-term debt maturities - 2023			500,000,000
Annual aggregate long-term debt maturities - thereafter			3,140,000,000
Net proceeds of debt issuances	$ 986,100,000
Debt issuance costs	11,900,000		$ 27,324,000	$ 18,358,000
Ratio funded debt to total capital			30.00%
Credit facilities, amount outstanding			$ 57,870,000	52,833,000
Notes, 3.95%, due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 500,000,000		$ 500,000,000
Debt instrument interest rate	3.95%		3.95%
Debt instrument - maturity year	2028		2028
Notes, 4.40%, due 2048 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 500,000,000		$ 500,000,000
Debt instrument interest rate	4.40%		4.40%
Debt instrument - maturity year	2048		2048
Notes, 5.85%, due June 1st, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 500,000,000
Debt instrument interest rate				5.85%
Debt instrument - maturity year				2018
Repayments of debt		$ 500,000,000
Debt instrument - maturity date		Jun. 01, 2018
Harris Steel [Member]
Debt Instrument [Line Items]
Credit facility availability			$ 7,500,000	$ 7,800,000
Credit facilities, amount outstanding			0
Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability		$ 1,500,000,000
Line of revolving credit facility expiration date		2023-04
Ratio on the limit of funded debt to capital on credit facility		60.00%
Credit facilities, amount outstanding			0	0
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility availability		$ 100,000,000
Credit facilities, amount outstanding			56,200,000	40,000,000
Letter of Credit [Member] | Nucor Trading S.A. [Member]
Debt Instrument [Line Items]
Credit facilities, amount outstanding			$ 57,900,000	$ 52,800,000
Foreign Currency Loans [Member] | Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability		850,000,000
Revolving Loans For Nucor Subsidiaries [Member] | Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability		500,000,000
Additional Commitments at Nucor's Election in Accordance with Terms of Credit Agreement [Member] | Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility availability		$ 500,000,000